Stock-Based Compensation	12 Months Ended
Dec. 31, 2020
Stock-Based Compensation
Stock-Based Compensation

7. Stock-Based Compensation

In March 2014, the Company adopted the 2014 Share Incentive Plan (the “2014 Plan”), which included the remaining 4.6 million shares from the terminated 2010 Share Incentive Plan, plus an additional 1.0 million shares. On January 1, 2015, shares in the 2014 Plan, which has a term life of ten years, were allowed a one-time increase in the amount equal to 10% of the total number of Weibo shares issued and outstanding on a fully-diluted basis as of December 31, 2014. Each share in the 2014 Plan pool allows for a grant of a restricted share unit or option share. The Company intends to use such share incentive plan to attract and retain employee talents. Stock-based compensation related to the grants is amortized generally over four years on a straight-line basis (generally one year for performance-based restricted shares).

The following table sets forth the stock-based compensation included in each of the relevant accounts:

	Year Ended December 31,
	2018	2019	2020

	(In thousands)
Cost of revenues	$3,522	$5,251	$5,384
Sales and marketing	6,837	9,828	9,983
Product development	21,187	28,628	33,093
General and administrative	9,465	17,582	18,645
Total	$41,011	$61,289	$67,105

The following table sets forth a summary of the number of shares available for issuance:

Shares Available
(In thousands)
December 31, 2017	18,540
Addition	—
Granted*	(1,597)
Cancelled/expired/forfeited	350

December 31, 2018	17,293
Addition	—
Granted*	(2,411)
Cancelled/expired/forfeited	222

December 31, 2019	15,104
Addition	—
Granted*	(3,040)
Cancelled/expired/forfeited	431

December 31, 2020	12,495

*     For the years ended December 31, 2018, 2019 and 2020, 1.6 million, 2.4 million and 2.5 million restricted share units were granted under the 2014 Plan, respectively. Options of 0.5 million were granted during the year ended December 31, 2020.

Stock Options

The following table sets forth a summary of option activities under the Company’s stock option program:

			Weighted Average
	Options	Weighted Average	Remaining	Aggregate
	Outstanding	Exercise Price	Contractual Life	Intrinsic Value
	(In thousands)		(In years)	(In thousands)
December 31, 2017	437	$3.24	2.0	$43,800
Granted	—	$—
Exercised	(248)	$3.14
Cancelled/expired/forfeited	(5)	$1.16

December 31, 2018	184	$3.45	1.5	$10,089
Granted	—	$—
Exercised	(95)	$3.41
Cancelled/expired/forfeited	—	$—

December 31, 2019	89	$3.49	0.7	$3,799
Granted	482	$32.68
Exercised	(16)	$3.47
Cancelled/expired/forfeited	(4)	$30.96

December 31, 2020	551	$28.85	5.8	$6,683

Vested and expected to vest as of December 31, 2019	89	$3.49	0.7	$3,799
Exercisable as of December 31, 2019	89	$3.49	0.7	$3,799

Vested and expected to vest as of December 31, 2020	503	$28.50	5.7	$6,294
Exercisable as of December 31, 2020	72	$3.50	0.2	$2,707

The total intrinsic value of options exercised for the years ended December 31, 2018, 2019 and 2020 was $25.6 million, $4.2 million and $0.5 million, respectively. The intrinsic value is calculated as the difference between the market value on the date of exercise and the exercise price of the shares. As reported by the NASDAQ Global Selected Market, the Company’s ending stock price as of December 31, 2018, 2019 and 2020 was $58.43, $46.35 and $40.99, respectively. Cash received from the exercise of stock options during the years ended December 31, 2018, 2019 and 2020 was $0.8 million, $0.3 million and $0.1 million, respectively.

As of December 31, 2019 and 2020, unrecognized compensation cost, adjusted for estimated forfeitures, related to non-vested stock options granted to the Group’s employees and directors was nil and $5.4 million, respectively. As of December 31, 2020, total unrecognized compensation cost is expected to be recognized over a weighted-average period of 3.6 years and may be adjusted for future changes in estimated forfeitures.

Information regarding stock options outstanding is summarized below:

		Weighted		Weighted	Weighted Average
	Options	Average	Options	Average	Remaining
Range of Exercise Prices	Outstanding	Exercise Price	Exercisable	Exercise Price	Contractual Life
	(In thousands)		(In thousands)		(In years)
As of December 31, 2019
$ 3.43 - $3.50	89	$3.49	89	$3.49	0.7
As of December 31, 2020
$ 3.43 - $3.50	72	$3.50	72	$3.50	0.2
$ 32.68 - $32.68	479	$32.68	—	$—	—
	551	$28.85	72	$3.50	0.2

Restricted Share Units

Summary of Performance-Based Restricted Share Units

The following table sets forth a summary of performance-based restricted share unit activities:

		Weighted-Average
		Grant Date
	Shares Granted	Fair Value
	(In thousands)
December 31, 2017	129	$50.32
Awarded	191	$86.63
Vested	(126)	$50.32
Cancelled	(190)	$86.90

December 31, 2018	4	$87.14
Awarded	98	$64.33
Vested	(4)	$87.14
Cancelled	(39)	$69.14

December 31, 2019	59	$61.17
Awarded	46	$36.49
Vested	(54)	$60.16
Cancelled	(34)	$36.49

December 31, 2020	17	$36.49

As of December 31, 2019 and 2020, the unrecognized compensation cost (adjusted for estimated forfeitures) was $0.4 million and $0.1 million, respectively, which was related to performance-based restricted share units granted to the Company’s employees.

Summary of Service-Based Restricted Share Units

The following table sets forth a summary of service-based restricted share unit activities:

		Weighted-
		Average
	Shares	Grant Date
	Granted	Fair Value
	(In thousands)
December 31, 2017	3,267	$25.45
Awarded	1,406	$68.18
Vested	(1,757)	$21.59
Cancelled	(160)	$44.00

December 31, 2018	2,756	$48.62
Awarded	2,313	$45.49
Vested	(1,374)	$37.60
Cancelled	(183)	$48.48

December 31, 2019	3,512	$50.89
Awarded	2,512	$33.50
Vested	(1,307)	$49.12
Cancelled	(393)	$44.96

December 31, 2020	4,324	$41.86

As of December 31, 2019 and 2020, unrecognized compensation cost (adjusted for estimated forfeitures) was $150.7 million and $139.6 million, respectively, which was related to non-vested service-based restricted share units granted to the Company’s employees and directors. The cost was expected to be recognized over a weighted-average period of 3.2 years and 2.9 years at the respective year-ends. The total fair value based on the vesting date of the restricted share units vested was $37.9 million, $51.7 million and $64.2 million for the years ended December 31, 2018, 2019 and 2020, respectively.